Statement of changes in equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Foreign currency translation reserve [Member]	Equity compensation reserve [Member]	Accumulated losses [Member]
Beginning balance at Jun. 30, 2024	$ 218,221	$ 281,671	$ (12,761)	$ 9,663	$ (60,352)
Changes in equity
Loss after income tax expense for the period	(9,554)	0	0	0	(9,554)
Foreign currency exchange/translation differences	(269)	0	(269)	0	0
Total comprehensive income for the period	(9,823)	0	(269)	0	(9,554)
Share issued from capital raise	16,412	16,412	0	0	0
Fair value of performance rights vested	0	5,186	0	(5,186)	0
Share issue costs from capital raise	(618)	(618)	0	0	0
Share-based payments expensed/capitalised	6,106	0	0	6,106	0
Ending balance at Jun. 30, 2025	230,298	302,651	(13,030)	10,583	(69,906)
Changes in equity
Loss after income tax expense for the period	(4,070)	0	0	0	(4,070)
Foreign currency exchange/translation differences	207	0	207	0	0
Total comprehensive income for the period	(3,863)	0	207	0	(4,070)
Share issued from capital raise	2,176	2,176	0	0	0
Fair value of performance rights vested	0	4,770	0	(4,770)	0
Share issue costs from capital raise	(99)	(99)	0	0	0
Share-based payments expensed/capitalised	1,707	0	0	1,707	0
Ending balance at Dec. 31, 2025	$ 230,219	$ 309,498	$ (12,823)	$ 7,520	$ (73,976)